Accumulated Other Comprehensive (Loss) Income - Schedule of Accumulated Other Comprehensive (loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss) income	$ (558)	$ 313	$ 496
Balance, beginning of year	313	496
Net unrealized (loss) gain	(103)	(39)	75
Net unrealized loss		(5)	(4)
Balance, end of year	(558)	313	496
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss) income	(255)	454	629
Balance, beginning of year	454	629	547
Net unrealized (loss) gain	(681)	(133)	86
Repurchase of shares under normal course issuer bids [note 19]	(28)	(42)	(4)
Balance, end of year	(255)	454	629
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss) income	(113)	(20)	34
Balance, beginning of year	(20)	34	(23)
Net unrealized (loss) gain	(103)	(39)	75
Reclassification of net loss (gain) to net income	10	(15)	(18)
Balance, end of year	(113)	(20)	34
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss) income	(186)	(117)	(168)
Balance, beginning of year	(117)	(168)	(107)
Net unrealized (loss) gain	(72)	44	(72)
Reclassification of net loss (gain) to net income	3	7	11
Balance, end of year	(186)	(117)	(168)
Accumulated Net Unrealized Investment (Loss) Gain [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive (loss) income	(4)	(4)	1
Balance, beginning of year	(4)	1	5
Net unrealized loss		(5)	(4)
Balance, end of year	$ (4)	$ (4)	$ 1